Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Accounts Receivable, Net [Abstract]
Provision for allowance on credit losses	$ 0	$ 2,350,811	$ 0